Long-term Investments, Net - Summary of Equity Method Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Long-term Investments [Abstract]
Equity investments accounted for using the measurement alternative	¥ 2,844,630		¥ 3,344,465
Equity investments accounted for using the equity method	1,923,144		1,235,289
Investments accounted for at fair value	883,244		922,770
Total	¥ 5,651,018	$ 819,321	¥ 5,502,524